Consolidated Statements of Comprehensive Loss ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Expenses
Research and development expenses	¥ (168,830)	$ (25,874)	¥ (119,218)	¥ (52,243)
Administrative expenses	(45,566)	(6,983)	(27,362)	(10,261)
Loss from operations	(214,396)	(32,857)	(146,580)	(62,504)
Interest income	2,870	440	3,932	1,435
Interest expense	(2,155)	(330)
Other income	4,707	721	1,449	256
Foreign exchange gain (loss), net	(2,914)	(447)	2,556
Others, net	(12)	(2)	(21)	20
Loss before income tax	(211,900)	(32,475)	(138,664)	(60,793)
Income tax expense	0	0
Net loss	(211,900)	(32,475)	(138,664)	(60,793)
Deemed dividend to convertible redeemable preferred shareholders	0	0	(25,390)
Accretion of convertible redeemable preferred shares to redemption value	(62,733)	(9,614)	(36,802)	(12,199)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(274,633)	(42,089)	(200,856)	(72,992)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(20,753)	(3,181)	(3,159)
Total comprehensive loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (295,386)	$ (45,270)	¥ (204,015)	¥ (72,992)
Weighted average number of ordinary shares used in per share calculation:
—Basic	99,044,776	99,044,776	99,053,363	100,089,552
—Diluted	99,044,776	99,044,776	99,053,363	100,089,552
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders
—Basic | (per share)	¥ (2.77)	$ (0.42)	¥ (2.03)	¥ (0.73)
—Diluted | (per share)	¥ (2.77)	$ (0.42)	¥ (2.03)	¥ (0.73)